Other Intangible Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Intangible Assets by Major Class [Line Items]
Intangible assets, Net carrying amount	¥ 636,319	¥ 665,960
Amortizable intangible assets
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	2,797,247	2,698,237
Intangible assets, Accumulated amortization	2,177,334	2,045,791
Intangible assets, Net carrying amount	619,913	652,446
Amortizable intangible assets | Software for telecommunications network
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	1,084,746	1,042,875
Intangible assets, Accumulated amortization	802,180	758,399
Intangible assets, Net carrying amount	282,566	284,476
Amortizable intangible assets | Internal-use software
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	1,387,249	1,340,963
Intangible assets, Accumulated amortization	1,131,005	1,073,233
Intangible assets, Net carrying amount	256,244	267,730
Amortizable intangible assets | Software acquired to be used in the manufacture of handsets
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	250,022	240,366
Intangible assets, Accumulated amortization	201,021	175,441
Intangible assets, Net carrying amount	49,001	64,925
Amortizable intangible assets | Rights to use telecommunications facilities of wireline operators
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	18,271	17,259
Intangible assets, Accumulated amortization	7,276	6,545
Intangible assets, Net carrying amount	10,995	10,714
Amortizable intangible assets | Other
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	56,959	56,774
Intangible assets, Accumulated amortization	35,852	32,173
Intangible assets, Net carrying amount	21,107	24,601
Unamortizable intangible assets
Intangible Assets by Major Class [Line Items]
Intangible assets, Net carrying amount	16,406	13,514
Unamortizable intangible assets | Trademarks and trade names
Intangible Assets by Major Class [Line Items]
Intangible assets, Net carrying amount	13,210	¥ 13,514
Unamortizable intangible assets | Other
Intangible Assets by Major Class [Line Items]
Intangible assets, Net carrying amount	¥ 3,196